Employee Benefit Plans (Stock Based Compensation) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Document Fiscal Year Focus		2018
Cost of Share Based Payments		$ 251	$ 192	$ 153
Expected Volatility			19.00%
Expected Volatility, Minimum		17.50%		20.00%
Expected Volatility, Maximum		21.10%		20.00%
Expected term (in years)			6 years 6 months	6 years 6 months
Weighted-average volatility		18.00%	19.00%	20.00%
Expected dividend yield		2.20%	2.40%	2.70%
Risk-free rate, minimum		1.30%	0.50%	0.20%
Risk-free rate, maximum		2.70%	2.50%	2.60%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		184,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		58,000
Expected Range Of Shares Awarded Annually Under Long Term Incentive Plan		1.0% to 1.5%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		6 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		6 years 7 months
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period Start, Shares		1,745
Granted, Shares		255
Exercised/earned, Shares		389
Cancelled, Shares		8
Other, Shares		0
Period End, Shares		1,603	1,745
Period Start, Average Price	[1]	$ 94.35
Granted, Average Price	[1]	126.94
Exercised/Earned, Average Price	[1]	92.52
Cancelled, Average Price	[1]	111.87
Other, Average Price	[1]	0.00
Period End, Average Price	[1]	$ 99.89	$ 94.35
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period Start, Shares		32,722
Granted, Shares		4,579
Exercised/earned, Shares		4,781
Cancelled, Shares		454
Other, Shares		0
Period End, Shares		32,066	32,722
Period Start, Average Price	[1]	$ 92.54
Granted, Average Price	[1]	127.37
Exercised/Earned, Average Price	[1]	74.47
Cancelled, Average Price	[1]	110.50
Other, Average Price	[1]	0.00
Period End, Average Price	[1]	$ 99.95	$ 92.54
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period Start, Shares		1,876
Granted, Shares		598
Exercised/earned, Shares		181
Cancelled, Shares		487
Other, Shares		0
Period End, Shares		1,806	1,876
Period Start, Average Price	[2]	$ 106.38
Granted, Average Price	[2]	128.20
Exercised/Earned, Average Price	[2]	115.08
Cancelled, Average Price	[2]	114.99
Other, Average Price	[2]	0.00
Period End, Average Price	[2]	$ 110.41	$ 106.38
Other Incentive Shares/Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period Start, Shares		2,182
Granted, Shares		992
Exercised/earned, Shares		406
Cancelled, Shares		72
Other, Shares		351
Period End, Shares		3,047	2,182
Stock Options/Stock Appreciation Rights SARS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Awards Vested and Expected to Vest, Awards		33,059
Equity Awards Vested and Expected to Vest, Average Price	[3]	$ 98.97
Equity Awards Vested and Expected to Vest, Average Intrinsic Value		$ 407
Equity Awards Vested and Expected to Vest, Remaining Term		5 years 5 months
Equity Awards That Are Exercisable, Awards		21,761
Equity Awards That Are Exercisable, Average Price	[3]	$ 92.08
Equity Awards That Are Exercisable, Aggregate Intrinsic Value		$ 365
Equity Awards That Are Exercisable, Remaining Term		4 years
Performance Share Units/Other Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Awards Vested and Expected to Vest, Awards		4,821
Equity Awards Vested and Expected to Vest, Average Price	[3]	$ 0
Equity Awards Vested and Expected to Vest, Average Intrinsic Value		$ 513
Equity Awards Vested and Expected to Vest, Remaining Term		1 year 8 months
Continuing operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of Share Based Payments		$ 251	$ 192	$ 152
Discontinued operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of Share Based Payments		$ 0	$ 0	$ 1
Rockwell Collins [Member] | Performance Share Units/Other Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Awards Vested and Expected to Vest, Awards		507
Equity Awards Vested and Expected to Vest, Average Intrinsic Value		$ 54
Equity Awards Vested and Expected to Vest, Remaining Term		2 years 2 months

[1]	weighted-average exercise price
[2]	weighted-average grant stock price
[3]	weighted-average exercise price per share